Interests in subsidiaries (Detail 1.1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Share capital in million		SFr 385.0	SFr 385.0
UBS AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company		UBS AG
Registered office		Zurich and Basel, Switzerland
Currency		CHF
Share capital in million		SFr 385.8
Equity interest accumulated in %		100.00%
UBS Business Solutions AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	[1]	UBS Business Solutions AG
Registered office	[1]	Zurich, Switzerland
Currency	[1]	CHF
Share capital in million	[1]	SFr 1.0
Equity interest accumulated in %	[1]	100.00%
UBS AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Share capital in million		SFr 386.0	SFr 386.0

[1]	UBS Business Solutions (India) Private Limited and UBS Business Solutions Poland Sp. z o.o. are directly held subsidiaries of UBS Business Solutions AG.